[O L S H A N LOGO OMITTED]

                                  May 1, 2006

United States Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 3720
100 F. Street, N.E.
Washington, D.C. 20549
Attn: Larry Spirgel Assistant Director

          RE:  RELATIONSERVE MEDIA, INC. REGISTRATION STATEMENT ON FORM SB-2
               FILED MARCH 20, 2006 FILE NO. 333-132586

               PRELIMINARY INFORMATION STATEMENT ON SCHEDULE 14C FILED MARCH 24,
               2006 FILE NO. 0-51702

Dear Mr. Spirgel:

         We are securities counsel to RelationServe Media, Inc. (the "Company")
and are submitting, on behalf of the Company, its responses to the comment letter from the Division of Corporation Finance, dated April 19, 2006, relating to the filing of the Company's Registration Statement on Form SB-2 (the
"Registration Statement") and Preliminary Information Statement on Schedule 14C
(the "Information Statement"). The Company's responses are numbered to correspond to the Staff's comments and are filed together with Amendment No. 1 to Registration Statement on Form S-2 (the "Amended Registration Statement"),
which amends the Company's Registration Statement filed March 20, 2006. The
Company will address the Staff's comments to the Information Statement in a separate correspondence.

May 1, 2006

                                    FORM SB-2
                                    ---------

PROSPECTUS COVER PAGE
---------------------

1.       IN YOUR RESPONSE LETTER, TELL US WHY THE NUMBER OF SHARES BEING OFFERED
         ON THE COVER PAGE OF THE PROSPECTUS IS LESS THAN THE NUMBER OF SHARES
         YOU HAVE REGISTERED.

         The reason that the number of shares being offered on the cover page of the prospectus is less than the number of shares being registered is that the number of shares being registered represents: (1) an additional 25% of shares
(or an aggregate of 5,825,000 shares) underlying additional debentures that the
Debenture holders have the option of purchasing until May 4, 2006 ("Additional
Debentures"), and (2) an additional 30% of shares (or an aggregate of 11,913,959 shares) underlying the debentures, Additional Debentures, warrants issued to
Debenture holders, shares acquired by Debenture holders upon exercise of their warrants and shares issued directly to the Debenture holders, as required by the
Registration Rights Agreement with the Debenture holders. The Staff is advised that in the initial filing the Prospectus cover page did include the additional
30% of shares.

2.       YOU CURRENTLY DEFINE TERMS SUCH AS SELLING STOCKHOLDERS AND COMMON
         STOCK THAT ARE COMMONLY UNDERSTOOD. PLEASE REMOVE THE DEFINED TERMS
         FROM YOUR PROSPECTUS COVER PAGE. IN ADDITION, AVOID USING DEFINED TERMS
         IN THE PROSPECTUS SUMMARY.

         We have removed the commonly understood defined terms from the prospectus cover page and revised the Prospectus Summary to avoid using defined terms.

3.       PLEASE REMOVE YOUR PARENTHETICAL BEGINNING "EXCEPT PURSUANT TO A
         TRANSACTION EXEMPT..." FROM THE LEGEND REQUIRED BY ITEM $01(A)(10) OF
         REGULATION S-B.

         The parenthetical has been removed in accordance with the Staff's comment.

OVERVIEW. PAGE 2
----------------

4.   PLEASE PROVIDE A BRIEF EXPLANATION OF THE CHANGES TO THE COMPANY IN THE
     LAST YEAR. FOR EXAMPLE, DISCUSS THE FOLLOWING, IF TRUE:

     o    UNTIL JUNE 2005, THE COMPANY WAS NAMED CHUBASCO RESOURCES, INC., WHICH
          WAS AN EXPLORATION STAGE COMPANY ENGAGED IN THE BUSINESS OF MINERAL
          EXPLORATION IN BRITISH COLUMBIA.

     o    ON JUNE 13, 2005, RELATIONSERVE MEDIA ENGAGED IN A REVERSE ACQUISITION
          WITH CHUBASCO RESOURCES TO BECOME A REPORTING COMPANY. AS A RESULT OF
          THE REVERSE

May 1, 2006

          ACQUISITION, THERE WAS A CHANGE IN CONTROL OF THE COMPANY, AND THE
          BUSINESS AND MANAGEMENT OF RELATIONSERVE MEDIA BECAME THE BUSINESS AND
          MANAGEMENT OF THE COMPANY.

     o    RELATIONSERVE MEDIA HAD NO BUSINESS OR ASSETS UNTIL IT ACQUIRED THE
          BUSINESSES OF RELATIONSERVE ACCESS AND FRIENDSAND.COM FROM OMNI POINT
          IN MAY 2005.

          THESE ARE JUST EXAMPLES. PLEASE HIGHLIGHT, IN A MANNER THAT IS EASY TO
          UNDERSTAND, THE SIGNIFICANT CHANGES TO THE COMPANY AND ITS BUSINESS IN
          THE LAST YEAR. PROVIDE MORE DETAILED DISCLOSURE REGARDING THE
          DEVELOPMENT OF THE COMPANY IN OTHER PARTS OF THE PROSPECTUS, SUCH AS
          MANAGEMENT'S DISCUSSION AND ANALYSIS AND YOUR BUSINESS SECTION. WHEN
          PROVIDING MORE DETAILED DISCLOSURE, DRAFT IT IN A MANNER THAT IS LESS
          LEGALISTIC AND MORE UNDERSTANDABLE TO AN INVESTOR.

         The Overview section in the Prospectus Summary has been revised to provide a corporate history. Similar changes have been made in the Business section.

5.       PLEASE BRIEFLY DESCRIBE THE "VARIOUS MARKETING AND ADVERTISING
         BUSINESSES" THAT YOU OPERATE. PROVIDE SUFFICIENT INFORMATION SO THAT
         INVESTORS UNDERSTAND WHAT YOUR BUSINESSES ENTAIL, WHO YOUR CUSTOMERS
         ARE AND HOW YOU GENERATE REVENUE.

         The second paragraph of the Prospectus Summary has been revised to describe the various marketing and advertising businesses that we operate.

         6. PLEASE BALANCE YOUR DISCLOSURE BY DISCLOSING YOUR NET LOSS FOR 2005
AND YOUR ACCUMULATED DEFICIT AS OF DECEMBER 31, 2005.

         The Overview section has been revised to describe the net loss on a pro forma basis. We do not believe that disclosure of the accumulated deficit balances the disclosure since the Company had a slight profit in the fiscal year ended December 31, 2004 and historically the Company and SendTec were unrelated entities.

BACKGROUND OF THE SENDTEC ACQUISITION. PAGE 2

7.       BRIEFLY DISCLOSE WHY YOU AMENDED THE ASSET PURCHASE AGREEMENT AND
         STRUCTURED THE ACQUISITION SO THAT YOU ASSIGNED YOUR RIGHTS UNDER THE
         AGREEMENT TO STAC, HAD STAC ISSUE DEBENTURES CONVERTIBLE INTO YOUR
         COMMON STOCK, AND AGREED TO "LEGAL AND STRUCTURAL LIMITATIONS IMPOSED
         UNDER THE DEBENTURES" THAT REQUIRED YOU TO OPERATE SENDTEC SEPARATELY
         FROM YOUR OTHER BUSINESSES UNTIL THE CONSOLIDATION DATE. PROVIDE MORE
         DETAILED DISCLOSURE REGARDING THESE MATTERS IN MANAGEMENT'S DISCUSSION
         AND ANALYSIS AND YOUR BUSINESS SECTION. FOCUS ON DISCUSSING THE REASONS

May 1. 2004

         FOR THE TRANSACTIONS RATHER THAN MERELY RECITING THE STEPS OF THE
         TRANSACTION AS SET FORTH IN THE GOVERNING DOCUMENTS.

         The first paragraph of the Background section has been revised to describe the reasons why the Asset Purchase Agreement was amended and structured so that the Company's rights were assigned to STAC. We have also added disclosure to "Business - Background of the SendTec Acquisition."

RATIONALIZATION PLAN. PAGE 2
----------------------------

8.       PLEASE BRIEFLY DISCLOSE THE SPECIFIC SENIOR MANAGEMENT CHANGES THAT
         OCCURRED.

         The first paragraph of the Rationalization Plan has been revised to disclose the specific senior management changes that occurred.

9.       CLEARLY DISCLOSE HERE AND THROUGHOUT THE PROSPECTUS WHETHER YOU
         DEFAULTED, OR ARE CURRENTLY IN DEFAULT, OF THE COVENANTS UNDER THE
         DEBENTURES. PROVIDE A DETAILED DISCUSSION OF THE FINANCIAL COVENANTS
         UNDER THE DEBENTURES AND ANY DEFAULTS IN MANAGEMENT'S DISCUSSION AND
         ANALYSIS, AND PROVIDE A CROSS-REFERENCE TO THIS DETAILED DISCUSSION IN
         THE SUMMARY. IN MANAGEMENT'S DISCUSSION AND ANALYSIS, CLARIFY WHY YOU
         AMENDED APPARENT PERFORMANCE COVENANTS IN 2006 FOR PERFORMANCE
         REQUIREMENTS IN 2005. IN ADDITION, CLARIFY WHETHER YOU DEFAULTED, OR
         WOULD HAVE DEFAULTED UNDER THE DEBENTURES AND RELATED AGREEMENT IF THEY
         WERE NOT AMENDED. FURTHERMORE, DESCRIBE THE COVENANTS AND THE
         AMENDMENTS TO THE COVENANTS. SEE SECTION IV.C. OF OUR GUIDANCE IN SEC
         RELEASE NO. 33-8350 "COMMISSION GUIDANCE REGARDING MANAGEMENT'S
         DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF
         OPERATIONS," AVAILABLE ON OUR WEBSITE AT
         HTTP://WWW.SEC.GOV/RULES/INTEM/33-8359.HTM.

         More detailed disclosure has been provided in the second paragraph of the Rationalization Plan, as well as in the third and fourth paragraphs of
"Liquidity and Capital Resources" for RelationServe. We have also added a new risk factor: "We were required to amend covenants in the Debentures to ensure that we were not in default and may in the future be required to seek covenant credits, based upon the Company's Rationalization Plan, among other factors."

10.      BRIEFLY DISCLOSE WHY THERE IS INCREASED REGULATORY AND PUBLIC SCRUTINY
         OF THE INDUSTRY IN WHICH FRIENDSAND OPERATES.

         The disclosure in the second paragraph of the Rationalization Plan has been revised to detail why there is increased regulatory and public scrutiny of the industry.

May 1, 2006

THE OFFERING., PAGE 3
---------------------

11.      PLEASE DISCLOSE THE PERCENTAGE OF OUTSTANDING SHARES THAT THE SHARES
         BEING OFFERED REPRESENT.

         Disclosure has been provided in accordance with the Staff's comment.

RISK FACTORS. PAGE 3
--------------------

IF AN EVENT OF DEFAULT OCCURS UNDER THE DEBENTURES ..   5
---------------------------------------------------------

12.      YOU STATE IN YOUR SUMMARY THAT YOU "RECOGNIZED THAT CERTAIN FINANCIAL
         COVENANTS . . . WOULD LIKELY NOT BE MET DURING THE FOURTH QUARTER OF
         2005, AND POSSIBLY THEREAFTER . .." PLEASE REVISE THIS RISK FACTOR OR
         PROVIDE A NEW RISK FACTOR TO MORE SPECIFICALLY DISCUSS WHICH COVENANTS
         YOU BELIEVED WOULD NOT BE MET AND PLEASE EXPLAIN WHY. PLEASE DESCRIBE
         THE DEFAULT PROVISIONS AND ANY DEFAULTS UNDER THESE COVENANTS.

         A new Risk Factor ("We are required to amend covenants in the
Debentures to ensure that we were not in default and may in the future be required to seek covenant credits based upon the Company's Rationalization Plan among other factors") has been added to more specifically discuss which financial covenants the Company believed would not be met.

THE RESTRICTIONS ON OUR ACTIVITIES CONTAINED IN THE DEBENTURES . . . PAGE 6
----------------------------------------------------------------------------

13.      PLEASE CLARIFY WHAT IS "PERMITTED INDEBTEDNESS" SO THAT INVESTORS CAN
         BETTER ASSESS THE EXTENT TO WHICH YOU COULD INCUR ADDITIONAL
         INDEBTEDNESS.

         The above Risk Factor has been revised to clarify what is "permitted indebtedness".

WE MAY BE ABLE TO ATTRACT AND RETAIN KEY EMPLOYEES, PAGE 6
-----------------------------------------------------------

14.      PLEASE EXPAND THIS DISCLOSURE TO ADDRESS THE PERSONNEL PROBLEMS YOU
         HAVE FACED, AS DESCRIBED IN THE SUMMARY.

         This Risk Factor has been revised to address the personnel problems that the Company faces.

May 1, 2006

EFFECT OF OUTSTANDING WARRANTS, OPTIONS AND CONVERTIBLE DEBENTURES, PAGE 20
---------------------------------------------------------------------------

15.      PLEASE PROVIDE A MORE DESCRIPTIVE CAPTION FOR THIS RISK FACTOR THAT
         HIGHLIGHTS THE RISK. IN ADDITION, SPECIFICALLY ADDRESS IN THIS RISK
         FACTOR THE POTENTIAL IMPACT ON THE PRICE OF YOUR COMMON STOCK OF THE
         REGISTERED OFFERING OF UP TO 84,671,853 SHARES OF COMMON STOCK.

         The heading in this Risk Factor has been made more descriptive. In addition, the Risk Factor has been revised to discuss the potential Risk Factor on the price of our common stock due to the registration statement.

16.      WE NOTE YOUR REFERENCE TO THE RIGHT OF DEBENTURE HOLDERS TO PURCHASE
         ADDITIONAL DEBENTURES. PLEASE BRIEFLY DESCRIBE THIS RIGHT AND UNDER
         WHAT CIRCUMSTANCES DEBENTURE HOLDERS MAY EXERCISE THIS RIGHT. PROVIDE
         MORE DETAILED DISCLOSURE REGARDING THIS RIGHT TO PURCHASE ADDITIONAL
         DEBENTURES IN AN APPROPRIATE SECTION LATER IN THE PROSPECTUS. IN
         ADDITION, TELL US IN YOUR RESPONSE LETTER WHETHER YOU ARE REGISTERING
         FOR RESALE ON THIS REGISTRATION STATEMENT THE SHARES INTO WHICH THESE
         ADDITIONAL DEBENTURES CONVERT.

         The right of debenture holders to purchase additional debentures has been added to the Risk Factor. This right expires on May 4, 2006 and to date no
Debenture holder has exercised its right to purchase additional debentures.

WE NEED TO AUTHORIZE ADDITIONAL SHARES SO THAT WE CAN REGISTER ...PAGE 20
-------------------------------------------------------------------------

17.      DISCLOSE HOW MANY SHARES YOU HAVE OUTSTANDING AND THE NUMBER OF SHARES
         YOU HAVE RESERVED FOR ISSUANCE FOR THE EXERCISE OR CONVERSION OF YOUR
         OUTSTANDING OPTIONS, WARRANTS AND DEBENTURES AND ANY ADDITIONAL OPTIONS
         OR DEBENTURES THAT YOU MAY ISSUE UNDER THE TERMS OF YOUR STOCK OPTION
         PLANS OR DEBENTURES. IN THIS REGARD, YOU STATE THAT YOU HAVE SUFFICIENT
         SHARES FOR THESE PURPOSES; HOWEVER, IN YOUR PRELIMINARY INFORMATION
         STATEMENT, IT APPEARS THAT YOU HAVE 98,058,414 SHARES THAT ARE EITHER
         OUTSTANDING OR RESERVED FOR THESE PURPOSES. PLEASE CLARIFY HERE AND IN
         YOUR PRELIMINARY INFORMATION STATEMENT, IF TRUE, THAT YOU WOULD NEED TO
         INCREASE THE AMOUNT OF YOUR AUTHORIZED SHARES REGARDLESS OF THE
         PROVISION TO REGISTER 130% OF THE SHARES OF COMMON STOCK THAT THE
         DEBENTURE HOLDERS ARE ENTITLED TO IF THEY WERE TO EXERCISE ALL OF THE
         WARRANTS AND DEBENTURES THAT THEY ARE ENTITLED. ALSO, DISCLOSE THE
         UNDERLYING REASON FOR THE REQUIREMENT TO REGISTER 130% OF THE SHARES OF
         COMMON STOCK THAT THE DEBENTURE HOLDERS CURRENTLY HOLD OR ARE ENTITLED
         TO UPON THE EXERCISE OR CONVERSION OF ALL WARRANTS OR DEBENTURES THAT
         THEY CURRENTLY HOLD.

         Disclosure has been added in this risk factor to state the number of shares reserved for issuance for the exercise or conversion of outstanding options, warrants and debentures as well

May 1, 2006

as additional debentures, warrants and options that we are required to issue under the terms of the Company's stock option plans or debentures. The right to purchase such additional Debentures expires on May 4, 2006, and the Staff is advised that the Company does not anticipate that any of such additional
Debentures will be purchased. With respect to the Company's stock plans, it had been the Company's intention that the 2006 Stock Incentive Pan would be approved at the same time as the proposal to approve the increase in authorized capital.
Accordingly, until May 4, 2006, the Company will reduce the number of shares reserved for issuance under such plan. The Staff is advised that the Company has only granted options to purchase 200,000 shares under the 2006 Stock Incentive
Plan and accordingly the Company has enough authorized capital to cover both its issued and outstanding shares as well as the shares underlying all outstanding options, debentures and warrants. The Company still needs to have Stockholder approval to increase its authorized capital in order to have sufficient shares reserved to cover the requirement to register 130% of the shares that the
Debenture holders are entitled to receive. Such provision was based on negotiations with the holders of the Debentures and is intended to provide anti-dilution protection for the Debenture holders.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF RELATIONSERVE'S FINANCIAL CONDITION AND
-------------------------------------------------------------------------------
RESULTS OF OPERATION. PAGE 24
-----------------------------

18.      PLEASE INCLUDE AN INTRODUCTION TO PROVIDE A BALANCED, EXECUTIVE-LEVEL
         DISCUSSION THAT IDENTIFIES THE MOST IMPORTANT THEMES OR OTHER
         SIGNIFICANT MATERS WITH WHICH MANAGEMENT IS CONCERNED PRIMARILY IN
         EVALUATING YOUR FINANCIAL CONDITION AND OPERATING RESULTS. SUCH TOPICS
         COULD INCLUDE:

         o        ECONOMIC OR INDUSTRY-WIDE FACTORS RELEVANT TO THE COMPANY;

         o        HOW THE COMPANY EARNS REVENUES AND INCOME AND GENERATES CASH;

         o        THE COMPANY'S LINES OF BUSINESS, LOCATIONS OF OPERATIONS AND
                  PRINCIPAL PRODUCTS AND SERVICES, WITHOUT BEING REPETITIVE OF
                  THE BUSINESS SECTION OR DISCLOSURE ELSEWHERE IN THE
                  PROSPECTUS; AND

         o        THE MATERIAL OPPORTUNITIES, CHALLENGES AND RISKS THAT
                  MANAGEMENT ARE MOST FOCUSED ON FOR THE SHORT AND LONG TERM, AS
                  WELL AS ACTIONS THAT THEY ARC TAKING TO ADDRESS THESE
                  OPPORTUNITIES, CHALLENGES AND RISKS. FOR EXAMPLE, YOU APPEAR
                  TO BE FOCUSED ON YOUR RATIONALIZATION PLAN RELATED TO THE
                  SENDTEC ACQUISITION AND YOU REFER TO A DOWNTURN IN
                  RELATIONSERVE'S BUSINESS AND REGULATORY AND PUBLIC SCRUTINY IN
                  FRIENDSAND'S INDUSTRY. PLEASE CONSIDER DISCUSSING THESE
                  CHALLENGES AS WELL AS THE ACTIONS YOU ARE TAKING TO ADDRESS
                  THEM.

         SEE SECTION III.A. OF OUR GUIDANCE IN SEC RELEASE NO. 33-8350
         "COMMISSION GUIDANCE REGARDING MANAGEMENT'S DISCUSSION AND ANALYSIS OF
         FINANCIAL CONDITION AND RESULTS OF OPERATIONS." PLEASE SIMILARLY REVISE
         SENDTEC'S MANAGEMENT'S DISCUSSION AND ANALYSIS SECTION.

May 1, 2006

         An introduction has been added to the beginning of Management's
Discussion and Analysis for both RelationServe and SendTec in accordance with the Staff's comment.

LIQUIDITY AND CAPITAL RESOURCES. PAGE 27
----------------------------------------

19.      REVISE THIS DISCUSSION TO DISCLOSE THE SPECIFIC COMPONENTS AND AMOUNT
         OF FUNDS THAT YOU WILL NEED TO CONTINUE OPERATING FOR THE NEXT TWELVE
         MONTHS. DISCUSS ALSO YOUR SPECIFIC PLAN FOR GENERATING SUFFICIENT
         REVENUES AND SUFFICIENT CASH TO GENERATE THESE FUNDS. DISCUSS YOUR
         CURRENT AND PLANNED SOURCES OF REVENUE. COMPARE ASSURED AVAILABLE
         RESOURCES TO YOUR EXPECTED SHORT-TERM AND LONG-TERM CAPITAL
         REQUIREMENTS. ALSO, DISCUSS ANY KNOWN TRENDS OR UNCERTAINTIES THAT HAVE
         OR ARE REASONABLY LIKELY TO HAVE A MATERIAL IMPACT ON YOUR SHORT-TERM
         OR LONG-TERM LIQUIDITY. SEE ITEM 303(B)(1)(I) OF REGULATION S-B. PLEASE
         SIMILARLY REVISE SENDTEC'S LIQUIDITY AND RESOURCES SECTION.

         The discussion in Liquidity and Capital Resources for both
RelationServe and SendTec has been revised in accordance with the Staff's comment.

DESCRIPTION OF BUSINESS. PAGE 35
--------------------------------

BACKGROUND OF THE SENDTEC ACQUISITION, PAGE 36
----------------------------------------------

20.      EXPAND YOUR DISCUSSION OF THE SENDTEC ACQUISITION TO DISCUSS EACH OF
         THE AGREEMENTS YOU ENTERED INTO RELATING TO THE TRANSACTION. IN THIS
         REGARD, IT IS DIFFICULT TO FOLLOW THE PROGRESSION OF THE TRANSACTION
         FROM THE TIME YOU ENTERED INTO THE ASSET PURCHASE AGREEMENT IN AUGUST
         2005. PLEASE CLARIFY WHAT AGREEMENTS YOU ENTERED INTO IN OCTOBER 2005
         AND IN FEBRUARY 2006, AND DESCRIBE ANY AGREEMENTS THAT WERE AMENDED AND
         EXPLAIN WHY THE TERMS WERE AMENDED.

         This section has been revised to discuss the agreements entered into relating to the SendTec acquisition. The Section has also been revised to clarify what agreements were entered into in October 2005 in February 2006 and to describe any agreements that were amended.

SENDTEC BUSINESS. PAGE 37
-------------------------

21.      PLEASE DESCRIBE YOUR ARRANGEMENTS WITH YOUR CUSTOMERS. FOR EXAMPLE, DO
         YOU ENTER INTO AGREEMENTS WITH THEM TO PROVIDE THE SERVICES YOU
         DESCRIBE? IN YOUR RISK FACTORS, YOU DISCLOSE THAT TWO OF SENDTEC'S
         CLIENTS ACCOUNTED FOR 43.8% OF ITS TOTAL REVENUES IN 2005. DISCLOSE THE
         IDENTITY OF THESE CUSTOMERS AND DESCRIBE ANY AGREEMENTS YOU HAVE WITH
         THEM. YOU ALSO DESCRIBE IN YOUR RISK FACTORS THAT "MOST OF SENDTEC'S
         SERVICES ARE OFFERED TO ADVERTISERS BASED ON COST-PER-ACTION OR
         COST-PER-

May 1, 2006

         CLICK PRICING MODELS .. ." PLEASE DESCRIBE THESE PRICING MODELS IN THIS
         SECTION. ALSO, DO YOU PROVIDE LISTS OF EMAIL ACCOUNTS OF INDIVIDUALS TO
         YOUR CUSTOMERS SO THAT THEY CAN SEND DIRECT ADVERTISEMENTS TO THEM? IF
         SO, ARE A LARGE PORTION OF THE EMAILS SENT TO THESE EMAIL ACCOUNTS
         FILTERED SINCE IT APPEARS THIS WOULD BE CONSIDERED "SPAM?" PLEASE
         REVISE YOUR DISCLOSURE ACCORDINGLY TO DESCRIBE YOUR BUSINESS SO THAT
         INVESTORS CAN UNDERSTAND HOW YOU GENERATE REVENUE AND THE SPECIFIC
         ARRANGEMENTS YOU HAVE WITH YOUR CUSTOMERS.

         The SendTec business section has been revised to provide more detailed disclosure in accordance with the Staff's comments.

LEGAL PROCEEDINGS. PAGE 41
--------------------------

22.      PLEASE DISCLOSE THE COURT WHERE EACH OF THE COMPLAINTS WERE FILED. SEE
         ITEM 103 OF REGULATION S-B. IN ADDITION, FOR EACH OF THE LEGAL
         PROCEEDINGS YOU DISCLOSE, PLEASE EXPAND YOUR DISCLOSURE TO PROVIDE
         SUFFICIENT FACTUAL CONTEXT UNDERLYING THE CASES. FOR EXAMPLE, IT IS
         UNCLEAR WHY INFOLINK HAS ALLEGED THAT YOU AND ONUUPOINT HAVE BREACHED A
         LICENSING AGREEMENT AND VIOLATED THE CAN SPAM ACT OF 2003. AS ANOTHER
         EXAMPLE, IT IS UNCLEAR WHY BOSTON MERIDIAN BELIEVES IT IS ENTITLED TO
         THE $917,302 IN FESS AND 100,000 SHARES OF COMMON STOCK RELATING TO THE
         SENDTEC ACQUISITION. PLEASE REVISE YOUR DISCLOSURE ACCORDINGLY.

         The Legal Proceedings section has been revised to indicate which court each of the complaints were filed. In addition, such section has been expanded to provide more factual context underlying the cases.

23.      IT IS UNCLEAR WHY YOU HAVE INCLUDED THE LAST PARAGRAPH IN THIS SECTION
         REGARDING THE ISSUANCE OF 525,000 SHARES OF COMMON STOCK TO THE
         DEBENTURE HOLDERS. PLEASE REVISE TO PROVIDE SUFFICIENT DISCLOSURE.

         The above disclosure has been deleted.

CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS, PAGE 56
-------------------------------------------------------

24.      WE NOTE YOUR DISCLOSURE REGARDING YOUR AGREEMENT WITH LEHMAN BROTHERS
         AND LB 1 GROUP AND YOUR STATEMENT THAT, ON FEBRUARY 3, 2006, LEHMAN
         ADVISED YOU THAT IT DID NOT CURRENTLY INTEND TO EXERCISE ITS RIGHT TO
         DESIGNATE A BOARD MEMBER. PLEASE CLARIFY WHAT RIGHTS UNDER THIS
         AGREEMENT, IF ANY, LEHMAN HAS EXERCISED.

         The rights of Lehman Brothers and LB I Group under the Company's agreement that have been exercised has been clarified.

May 1, 2006

25.      WE NOTE THAT MR. BRAUSER HAS BEEN YOUR CHAIRMAN SINCE OCTOBER 2005.
         PLEASE DISCLOSE THE DATE HE RECEIVED EACH OF THE PAYMENTS, THE SPECIFIC
         SERVICES HE PROVIDED AND WHAT EXPENSES WERE REIMBURSED.

         The date of the payments received by Mr. Brauser, the specific services that he provided and the expenses reimbursed have been added to Certain
Relationships and Related Transactions.

26.      PLEASE DISCLOSE THE MATERIAL TERMS OF THE AGREEMENTS WITH MESSRS.
         SOLTOFF, GOULD AND OBECK AND THE REASONS FOR ENTERING INTO THE
         AGREEMENTS. IN ADDITION, PLEASE CLARIFY HOW THE PARENTHETICAL REGARDING
         THE PERCENTAGE OF STAC COMMON STOCK RELATES TO THE NUMBER OF SHARES OF
         COMPANY COMMON STOCK ISSUED TO STAC MANAGEMENT.

         The material terms of the agreements with Messrs. Soltoff, Gould and
Obeck and the reasons for entering into the agreements have been added to
Certain Relationships and Related Transactions.

27.      DESCRIBE YOUR ARRANGEMENT WITH CFO ONCALL, INCLUDING COMPENSATION
         ARRANGEMENTS FOR MR. WASSERMAN'S SERVICES. IN ADDITION, PLEASE DISCLOSE
         HERE AND UNDER MR. WASSERMAN'S BIOGRAPHY WHETHER MR. WASSERMAN WORKS
         FULL-TIME AS YOUR PRINCIPAL FINANCIAL OFFICER. IF NOT, DISCLOSE THE
         AMOUNT OF TIME HE DEVOTES TO THE COMPANY. IN THIS REGARD, WE NOTE THAT
         MR. WASSERMAN IS THE CHIEF EXECUTIVE OFFICER THE CFO ONCALL.

         A description of the arrangement with CFO OnCall has been added. In addition, we have added disclosure relating to the compensation arrangement for
Mr. Wasserman's services as well as the amount of time that he devotes to the
Company. The Company intends Mr. Wasserman's engagement to end during 2006.

SELLING STOCKHOLDERS, PAGE 57
-----------------------------

28.      WE NOTE YOUR DISCLOSURE THAT "[E]ACH OF THE SELLING STOCKHOLDERS HAS
         ACQUIRED HIS, HER OR ITS SHARES SOLELY FOR INVESTMENT AND NOT WITH A
         VIEW TO OR FOR RESALE OR DISTRIBUTION OF SUCH SECURITIES." PLEASE ALSO
         SPECIFICALLY STATE, IF TRUE, THAT EACH SELLING STOCKHOLDER THAT IS AN
         AFFILIATE OF A BROKER-DEALER PURCHASED IN THE ORDINARY COURSE OF
         BUSINESS AND, AT THE TIME OF THE PURCHASE OF THE SECURITIES TO BE
         RESOLD, THE SELLING STOCKHOLDER HAD NO AGREEMENTS OR UNDERSTANDINGS,
         DIRECTLY OR INDIRECTLY, WITH ANY PERSON TO DISTRIBUTE THE SECURITIES.
         WE NOTE YOU HAVE MADE THESE STATEMENTS WITH REGARD TO LB I GROUP IN
         FOOTNOTE 1; HOWEVER, YOU SHOULD PROVIDE SIMILAR STATEMENTS FOR ALL
         BROKER-DEALER AFFILIATES WHO ARE SELLING SHAREHOLDERS. IF

May 1, 2006

         ANY OF THE SELLING STOCKHOLDERS ARE REGISTERED BROKER-DEALERS, PLEASE
         NAME ANY SUCH SELLING STOCKHOLDER AS AN UNDERWRITER.

         Based upon representations from investors, the Staff is advised that to the best of the Company's knowledge, none of the selling shareholders other than
LB I Group is a broker-dealer or an affiliate of a broker dealer.

29.      FOR EACH ENTITY LISTED IN THE TABLE, DISCLOSE THE NATURAL PERSON(S) WHO
         HAVE SOLE OR SHARED VOTING OR INVESTMENT CONTROL OVER THE RELATIONSERVE
         MEDIA SHARES THAT EACH ENTITY OWNS.

         Based upon representations from investors, disclosure has been added to indicate to the Company's knowledge which natural persons who have sole or shared voting or investment control over the Company's shares that each entity owns. Please note that this information may be updated in future filings.

30.      DISCLOSE ANY POSITION, OFFICE, OR OTHER MATERIAL RELATIONSHIP WHICH ANY
         OF THE SELLING STOCKHOLDERS HAVE HAD WITH YOU, YOUR PREDECESSORS OR
         AFFILIATES WITHIN THE PAST THREE YEARS. SEE ITEM 507 OF REGULATION S-B.

         Based upon representations from investors, the material relationships with the selling shareholders have been disclosed.

DESCRIPTION OF SECURITIES, PAGE 69
----------------------------------

31.      IN THE FIRST PARAGRAPH, DISCLOSE THE NUMBER OF SHARES OF COMMON STOCK
         THAT WILL BE OUTSTANDING ASSUMING THAT ALL OF THE SECURITIES BEING
         OFFERED ARE SOLD.

         Disclosure has been added in accordance with the Staff's comment.

WHERE YOU CAN FIND MORE INFORMATION, PAGE 73
--------------------------------------------

32.      PLEASE REVISE THE ADDRESS OF THE SEC'S PUBLIC REFERENCE ROOM TO REFLECT
         OUR NEW LOCATION AT 100 F STREET, N.E., WASHINGTON, D.C. 20549.

         The requested change has been made.

May 1, 2006

                PRELIMINARY INFORMATION STATEMENT ON SCHEDULE 14C
                -------------------------------------------------

33.      TO THE EXTENT THAT COMMENTS ON YOUR FORM SB-2 APPLY TO YOUR PRELIMINARY
         INFORMATION STATEMENT, PLEASE REVISE ACCORDINGLY.

         The Company will address comments related to the Company's preliminary
Information Statement in a separate response.

34.      WE NOTE THAT YOUR NAME CHANGE IS RELATED TO THE SENDTEC TRANSACTION AND
         WE NOTE YOUR DISCLOSURE IN THE FORM SB-2 UNDER THE RISK FACTOR ENTITLED
         "WE NEED TO AUTHORIZE ADDITIONAL SHARES SO THAT YOU CAN REGISTER ALL OF
         THE SHARES THAT [YOU] ARE REQUIRED TO REGISTER . ." THAT "THE TERMS OF
         [YOUR] SECURITIES PURCHASE AGREEMENT WITH THE DEBENTURE HOLDERS
         REQUIRES [YOU] TO REGISTER 130% OF THE SHARES OF COMMON STOCK THAT THEY
         ARE ENTITLED TO . . . CURRENTLY, WE DO NOT HAVE SUFFICIENT AUTHORIZED
         COMMON STOCK TO COVER SUCH REGISTRATION." BECAUSE THESE PROPOSALS ARC
         DIRECTLY RELATED TO THE SENDTEC ACQUISITION, IT APPEARS THAT YOU ARE
         REQUIRED TO PROVIDE THE INFORMATION REQUIRED BY ITEMS 13 AND 14 OF
         SCHEDULE 14A. SEE ITEM 1 OF SCHEDULE 14C AND NOTE A OF SCHEDULE 14A.
         PLEASE PROVIDE THE INFORMATION REQUIRED BY ITEMS 13 AND 14 OR TELL US
         IN YOUR RESPONSE LETTER WHY YOU DO NOT BELIEVE THIS INFORMATION IS
         REQUIRED.

         The Company will address comments related to the Company's preliminary
Information Statement in a separate response.

INFORMATION ON CONSENTING STOCKHOLDERS, PAGE 2
----------------------------------------------

35.      PLEASE PROVIDE THE INFORMATION IN YOUR TABLE REGARDING THE SHAREHOLDERS
         THAT HAVE CONSENTED. PLEASE ALSO TELL US IN YOUR RESPONSE LETTER WHAT
         EXEMPTION FROM THE PROXY RULES WAS RELIED UPON FOR THE CONSENT.

         The Company will address comments related to the Company's preliminary
Information Statement in a separate response.

ACTION 1 INCREASE IN OUR AUTHORIZED CAPITAL, PAGE 5
---------------------------------------------------

36.      PLEASE CLEARLY DISCLOSE IN TABLES THE FOLLOWING INFORMATION:

         o        AS OF THE MOST RECENT DATE, THE NUMBER OF ISSUED SHARES, THE
                  NUMBER OF AUTHORIZED BUT UNISSUED SHARES THAT ARE RESERVED FOR
                  SPECIFIC PURPOSES (IDENTIFYING EACH SPECIFIC PURPOSE), AND THE
                  NUMBER OF AUTHORIZED BUT UNRESERVED SHARES; AND

May 1, 2006

         o        ASSUMING THE PROPOSAL TO INCREASE THE NUMBER OF AUTHORIZED
                  SHARES IS APPROVED, THE NUMBER OF ISSUED SHARES, THE NUMBER OF
                  AUTHORIZED BUT UNISSUED SHARES THAT ARE RESERVED FOR SPECIFIC
                  PURPOSES (IDENTIFYING EACH SPECIFIC PURPOSE), AND THE NUMBER
                  OF AUTHORIZED BUT UNRESERVED SHARES.

         DISCLOSE THAT, IF THE INCREASE IN AUTHORIZED SHARES IS APPROVED, THE
         BOARD OF DIRECTORS MAY ISSUE THE ADDITIONAL AUTHORIZED SHARES WITHOUT
         ANY FURTHER SHAREHOLDER APPROVAL.

         The Company will address comments related to the Company's preliminary
Information Statement in a separate response.

ACTION 1 INCREASE IN OUR AUTHORIZED CAPITAL, PAGE 5
---------------------------------------------------
ACTION 2 CHANGE OF OUR CORPORATE NAME, PAGE 6
---------------------------------------------

37.      IMMEDIATELY PRIOR TO THESE PROPOSALS, PLEASE PROVIDE INVESTORS WITH A
         MORE COMPREHENSIVE SUMMARY OF THE SENDTEE ACQUISITION INCLUDING, FOR
         EXAMPLE, THE CHANGES IN YOUR BOARD AND MANAGEMENT SO THAT INVESTORS
         UNDERSTAND THE FUNDAMENTAL CHANGES IN YOUR BUSINESS THAT HAVE OCCURRED
         AND HAVE ADDITIONAL CONTEXT REGARDING THE APPROVAL OF THESE CORPORATE
         ACTIONS.

         The Company will address comments related to the Company's preliminary
Information Statement in a separate response.

                                     CLOSING

         For your convenience, under separate cover we will deliver to you:

         o        four (4) marked copies of the Amended Registration Statement
                  (compared to the Registration Statement filed on March 20,
                  2006);

         o        four (4) clean copies of Amended Registration Statement.

         In addition please be advised that we have included as a separate correspondence a letter from the Company as requested. We welcome a further discussion on any of our points addressed within this response letter. Should you have any questions, please contact Kenneth Schlesinger at (212) 451-2252 or the undersigned at (212) 451-2259.

May 1, 2006

                                                     Very truly yours,

                                                     /s/ Harvey J. Kesner
                                                     ----------------------
                                                     Harvey J. Kesner

cc:      Donald Gould
         Adam Wasserman

May 1, 2006

bcc:   Michael Brauser
       Paul Soltoff
       Steven Stowell
       Ed Hackert
       Nilene Evens
       Kenneth Schlesinger
       Mark Lakin
       Jonathan Deblinger